UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-22356

Archer Investment Series Trust

(Exact name of registrant as specified in charter)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Address of principal executive offices)  (Zip code)

c/o Archer Investment Corporation
9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

 (Name and address of agent for service)

With copies to:

C. Richard Ropka, Esq.

Law Office of C. Richard Ropka

215 Fries Mill Road

Turnersville, NJ  08012

Registrant's telephone number, including area code: (800) 238-7701

Date of fiscal year end: August 31

Date of reporting period: February 28, 2015

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

THE ARCHER FUNDS

BALANCED FUND (ARCHX)

INCOME FUND (ARINX)

STOCK FUND (ARSKX)

February 28, 2015

(Unaudited)

ARCHER BALANCED FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

Corporate Bonds
14.62%
Exchange Traded
Funds
4.79%
Exchange Traded Note
1.17%
Municipal Bonds
5.86%
Real Estate Investment
Trusts
2.46%
Structured Notes
1.24%
Preferred Securities
1.09%
Short Term Investment
1.63%
Common Stocks
67.14%

ARCHER INCOME FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors.  The underlying securities represent a percentage of the portfolio of investments.

ARCHER STOCK FUND

PORTFOLIO ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors. The underlying securities represent a percentage of the portfolio of investments.

Technology
27.88%
Basic Materials
1.77%
Cash Equivalents
1.23%
Consumer Cyclical
15.94%
Consumer Defensive
1.84%
Energy
1.49%
Financial Services
13.01%
Healthcare
15.99%
Industrials
18.85%
Real Estate
2.00%

Sectors are categorized using Morningstar® classifications.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 67.09%

Air Courier Services - 2.80%
4,000	FedEx Corp.	$ 707,920

Air Transportation, Scheduled - 2.28%
12,000	American Airlines Group, Inc.	574,800

Aircraft - 2.39%
4,000	Boeing Co.	603,400

Aircraft Engines & Engine Parts - 2.41%
5,000	United Technologies Corp.	609,550

Beverages - 1.37%
3,500	PepsiCo, Inc.	346,430

Cable & Other Pay Television Services - 2.89%
7,000	Walt Disney Co.	728,560

Electronic Computers - 3.05%
6,000	Apple, Inc.	770,760

Engines & Turbines - 0.56%
1,000	Cummins, Inc.	142,230

Farm Machinery & Equipment - 1.36%
3,800	Deere & Co.	344,280

Food & Kindred Products - 1.52%
4,900	Nestle S.A. ADR *	382,911

Fire, Marine & Casualty Insurance - 3.30%
5,700	The Allstate Corp.	402,420
4,000	The Travelers Companies, Inc.	429,760
		832,180
Footwear - 1.35%
3,500	Nike, Inc. Class B	339,920

Hospital & Medical Service Plans - 4.00%
5,000	Aetna, Inc.	497,750
3,500	Anthem, Inc.	512,575
		1,010,325

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

National Commercial Banks - 2.95%
4,500	JPMorgan Chase & Co.	$ 275,760
10,500	US Bancorp.	468,405
		744,165
Natural Gas Transmission - 1.79%
11,000	Kinder Morgan, Inc.	451,110

Oil & Gas Filed Services, NBC - 1.50%
4,500	Schlumberger Ltd. (France)	378,720

Pharmaceutical Preparations - 3.82%
5,400	Celgene Corp. *	656,262
3,000	Johnson & Johnson	307,530
		963,792
Petroleum Refining - 3.02%
7,000	BP Plc. ADR	290,080
4,500	Marathon Petroleum Corp.	472,500
		762,580
Railroads, Line-Haul Operating - 1.95%
4,100	Union Pacific Corp.	493,066

Retail - Drug Stores and Proprietary Stores - 3.29%
8,000	CVS Caremark Corp.	830,960

Retail - Eating & Drinking Places - 2.00%
5,400	Starbucks Corp.	504,819

Retail - Lumber & Other Building Material Dealers - 2.14%
4,700	The Home Depot, Inc.	539,325

Retail - Variety Stores - 1.52%
5,000	Target Corp.	384,150

Search, Detection, Navigation, Guidance - 1.72%
4,000	Raytheon Co.	435,080

Services - Business Services - 3.14%
3,800	Accenture Plc. Class A (Ireland)	342,114
5,000	MasterCard, Inc. Class A	450,650
		792,764
Services - Computer Programming & Data - 2.23%
1,000	Google, Inc. Class A *	562,630

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Services - General Medical & Surgical Hospitals, NEC - 2.46%
8,700	HCA Holdings, Inc. *	$ 622,398

Services - Prepackaged Software - 1.56%
9,000	Microsoft Corp.	394,650

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.35%
4,000	Procter & Gamble Co.	340,520

Telephone Communications - 1.37%
7,000	Verizon Communications, Inc.	346,150

TOTAL FOR COMMON STOCKS (Cost $11,772,400) - 67.09%		16,940,145

CORPORATE BONDS - 14.61% (a)

Agriculture Chemicals - 0.36%
75,000	CF Industries Holdings, Inc., 7.125%, 5/1/20	90,397

Banks & Financial Institutions - 0.20%
50,000	Societe Generale, 1.4067%, 4/22/20 (France) **	51,127

Bituminous Coal & Lignite Surface Mining - 0.16%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	40,000

Cable & Other Pay Television Services - 0.41%
100,000	Viacom, Inc., 3.50%, 4/1/17	104,136

Computer Storage Devices - 0.73%
182,000	EMC Corp., 3.375%, 6/1/23	184,850

Crude Petroleum & Natural Gas - 1.36%
200,000	Murphy Oil Corp., 2.50%, 12/1/17	198,144
150,000	Murphy Oil Corp., 4.00%, 6/1/22	144,486
		342,630
Distribution/Wholesale - 0.20%
50,000	Tech Data Corp., 3.75%, 9/21/17	51,475

Electric Services - 0.63%
150,000	Exelon Generation Co., LLC, 4.00%, 10/1/20	158,913

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Food & Kindred Products - 0.45%
100,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	$ 113,641

Metal Mining - 0.38%
100,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	96,002

Miscellaneous Business Credit Institution - 0.79%
100,000	Ford Motor Credit Co. LLC., 1.5106%, 11/20/18 **	99,533
100,000	International Finance Corp., 2.00%, 11/15/22 **	100,079
		199,612
Motor Vehicle Parts & Accessories - 0.40%
100,000	Lear Corp., 5.25%, 1/15/25	101,750

National Commercial Banks - 0.59%
150,000	Citigroup, Inc., 2.40%, 2/18/20	149,445

Printed Circuit Boards - 0.21%
50,000	Jabil Circuit, Inc., 5.625%, 12/15/20	54,375

Property & Casualty Insurance - 0.97%
200,000	Zurich Reinsurance Centre Holdings, Inc., 7.125%, 10/15/23 (Switzerland)	244,570

Radio Telephone Communications - 0.41%
100,000	T-Mobile USA, Inc., 6.464%, 4/28/19	103,750

Real Estate - 0.44%
100,000	Aurora Military Housing, 5.35%, 12/15/25	110,090

Retail - Apparel & Accessory Store - 0.63%
150,000	Hanesbrands, Inc., 6.375%, 12/15/20	159,750

Retail - Auto & Home Supply Stores - 0.45%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/1/20	112,642

Retail - Department Store - 0.67%
150,000	Dillards, Inc., 7.13%, 8/1/18	168,000

Retail - Variety Stores - 0.86%
200,000	Wal-Mart Stores, Inc., 3.625%, 7/8/20	216,184

Security Broker Dealers - 0.20%
50,000	Morgan Stanley & Co., 3.00%, 8/31/15 **	50,062

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Services - Business Services - 0.64%
170,000	Ebay, Inc., 2.60%, 7/15/22	$ 161,718

Services - Computer Programming Services - 0.69%
175,000	VeriSign, Inc., 4.625%, 5/1/23	175,000

Services - General Medical & Surgical Hospitals - 0.43%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	109,250

Services - Prepackaged Software - 0.62%
150,000	Symantec Corp., 4.20%, 9/15/20	156,389

Sugar & Confectionery Products - 0.40%
100,000	WM. Wrigley Jr. Co., 4.65%, 7/15/15	101,539

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.33%
75,000	Cardinal Health, Inc., 4.625%, 12/15/20	82,826

TOTAL FOR CORPORATE BONDS (Cost $3,687,116) - 14.61%		3,690,123

EXCHANGE TRADED FUNDS - 4.78%
2,000	iShares Barclays 20+ Year Treasury Bond Fund	259,060
2,000	iShares Floating Rate Bond Fund	101,280
2,000	iShares Intermediate Credit Bond	221,320
4,000	iShares Short Maturity Bond	200,560
2,000	PIMCO 0-5 Year High Yield Corporate Bond Index	204,450
1,000	PIMCO Enhanced Short Maturity	101,080
1,500	Vanguard Short-Term Corporate Bond Index	120,135
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,189,865) - 4.78%		1,207,885

EXCHANGE TRADED NOTE - 1.17%
6,600	JPMorgan Alerian MLP Index ETN	294,360
TOTAL FOR EXCHANGE TRADED NOTE (Cost $267,172) - 1.17%		294,360

MUNICIPAL BONDS - 5.86% (a)
40,000	Akron, OH Economic Dev., 5.50%, 12/1/15	41,138
35,000	Anderson, IN Economic Dev. Rev., 5.00%, 10/1/28	35,163
25,000	Belding, MI Area Schools, 6.15%, 5/1/2024	27,027
35,000	Bryan County, OK Indpt School District, 6.554%, 12/1/29	39,414
45,000	California St. University Revenue Bond Series B, 2.785%, 11/1/22	45,783
100,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/1/20	104,343
35,000	Eastern IL University Ctfs. Partn. Rev., 6.00%, 4/1/24	36,825

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

MUNICIPAL BONDS - (Continued) (a)
70,000	Gary, IN Community School Bldg., 7.50%, 2/1/29	$ 83,611
99,000	Georgia Loc. Govt., 4.75%, 6/1/28	106,148
30,000	Illinois St., 5.877%, 3/1/19	33,238
55,000	Illinois St. Build America Bonds, 4.85%, 7/1/15	55,704
50,000	Kalamazoo, MI Bldg Auth, 5.40%, 10/1/25	50,732
25,000	Katy Texas Schools, 5.999%, 2/15/2030	28,546
100,000	Kern Cnty, CA Pension Oblg., 5.25%, 8/15/19	87,305
75,000	La Paz Cnty, AZ Indl. Dev. Auth., 5.40%, 12/1/20	80,733
55,000	Moncks Corner, SC Regl Recreation Corp. Build America Bonds, 6.299%, 12/01/30	58,524
50,000	Reeves Cnty, TX Cops, 5.00%, 12/1/16	51,232
60,000	Reeves Cnty, TX Cops, 6.375%, 12/1/21	64,993
40,000	Richland Bean Blossom, IN Sch. Bldg. Corp., 5.75%, 1/15/24	43,639
70,000	Saint Clair Cnty, IL School District., 4.00%, 1/1/21	70,034
25,000	Scago, SC Public Facs Corp. for Georgetown Cnty, 6.75%, 12/1/29	28,013
25,000	Sedona, AZ Wastewater, 0.00%, 7/1/21	20,721
222,000	Tobacco Settlement Auth Iowa, 6.50%, 6/1/23	222,009
60,000	University Enterprises Inc. CA, 5.25%, 10/1/20	64,462
TOTAL FOR MUNICIPAL BONDS (Cost $1,441,594) - 5.86%		1,479,337

REAL ESTATE INVESTMENT TRUSTS - 2.46%
10,000	Duke Realty Corp.	213,600
500	PS Business Parks Inc. Series T, PFD 6.00%, 12/31/49	12,870
2,000	Public Storage	394,440
TOTAL FOR REAL ESTATE INVESTMENT TRUSTS (Cost $470,855) - 2.46%		620,910

PREFERRED SECURITIES - 1.09%
3,000	PNC Financial Services Group, Inc. Series Q, 5.375%, 12/31/49	74,220
2,000	Public Storage, Series P, 6.50%, 12/31/49	52,140
2,000	QWest Corp., 6.125%, 6/1/53	49,280
2,000	US Cellular Corp., PFD 6.95%, 5/15/60	50,860
2,000	Wells Fargo & Co. Series P, 5.25%, 12/31/49	48,720
TOTAL FOR PREFERRED SECURITIES (Cost $274,299) - 1.09%		275,220

STRUCTURED NOTES - 1.24% (a)
100,000	Barclays Bank Plc., 11.00%, 5/14/29 (United Kingdom) **	79,350
93,000	Citigroup, Inc., 3.00%, 12/23/19 **	96,829
100,000	JP Morgan Chase Bank, 2.732%, 1/23/29 **	86,090
50,000	Morgan Stanley, 3.00%, 11/9/19 **	51,000
TOTAL FOR STRUCTURED NOTES (Cost $346,767) - 1.24%		313,269

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

SHORT TERM INVESTMENT - 1.63%
190,926	Fidelity Institutional Money Market Portfolio 0.11% ** (Cost $190,926)	$ 190,926

TOTAL INVESTMENTS (Cost $19,640,994) - 99.93%		25,012,175

OTHER ASSETS LESS LIABILITIES - 0.07%		237,376

NET ASSETS - 100.00%		$25,249,551

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

CORPORATE BONDS - 45.15% (a)

Aerospace/Defense - Major Diversified - 0.95%
75,000	Exelis, Inc., 5.55%, 10/01/21	$ 82,618

Agriculture Chemicals - 0.69%
50,000	CF Industries Holdings, Inc., 7.125%, 5/1/20	60,265

Banks & Financial Institutions - 1.08%
50,000	JPMorgan Chase & Co., 2.732%, 1/23/29 **	43,045
50,000	Societe Generale, 1.4067%, 4/22/20 (France) **	51,127
		94,172
Bituminous Coal & Lignite Surface Mining - 0.46%
50,000	Peabody Energy Corp., 7.875%, 11/1/26	40,000

Brewery - 0.97%
250,000	Ambev Intl. Finance Co., 9.50%, 7/24/17 (Cayman Islands) **	83,880

Cable & Other Pay Television Services - 0.60%
50,000	Viacom, Inc., 3.50%, 4/1/17	52,068

Commercial Service - Finance - 0.69%
800,000	GE Capital Corp., 8.87%, 6/02/18	60,134

Computer & Office Equipment - 1.25%
100,000	Hewlett-Packard, 4.375%, 9/15/21	108,378

Computer Storage Devices - 0.58%
50,000	EMC Corp., 3.375%, 6/1/23	50,783

Container & Packaging - 0.60%
50,000	Ball Corp., 5.00%, 3/15/22	52,250

Consumer Products - 0.59%
50,000	Avon Products, Inc., 5.75%, 3/01/18	51,000

Crude Petroleum & Natural Gas - 1.96%
75,000	Murphy Oil Corp., 2.50%, 12/1/17	74,304
100,000	Murphy Oil Corp., 4.00%, 6/1/22	96,324
		170,628

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Distribution/Wholesale - 1.80%
100,000	Ingram Micro, Inc., 5.00%, 8/10/22	$ 104,450
50,000	Tech Data Corp., 3.75%, 9/21/17	51,475
		155,925
Electric & Other Services Combined - 1.74%
50,000	CMS Energy, Inc., 6.25%, 2/01/20	58,685
100,000	PPL Energy Supply LLC., 4.60%, 12/15/21	92,498
		151,183
Electric Services - 0.61%
50,000	Exelon Generation Co., LLC, 4.00%, 10/1/20	52,971

Farm Machinery & Equipment - 1.30%
100,000	AGCO Corp., 5.875%, 12/1/21	112,912

Food & Kindred Products - 0.65%
50,000	Kraft Foods Group, Inc., 6.125%, 8/23/18	56,821

Hazardous Waste Management - 0.59%
50,000	Clean Harbors, Inc., 5.125%, 6/1/21	51,125

Medical - Generic Drugs - 0.98%
75,000	Watson Pharmaceuticals, Inc., 6.125%, 8/15/19	84,890

Metal Mining - 1.41%
100,000	Cliffs Natural Resources, Inc., 4.875%, 4/01/21	74,500
50,000	Freeport-McMoran, Inc., 3.10%, 3/15/20	48,001
		122,501
Miscellaneous Business Credit Institution - 1.62%
50,000	Ford Credit Canada Ltd., 7.50%, 8/18/15 (Canada)	40,982
50,000	Ford Motor Credit Co. LLC., 1.5106%, 11/20/18 **	49,766
50,000	International Finance Corp., 2.00%, 11/15/22 **	50,039
		140,787
Motor Vehicle Parts & Accessories - 0.59%
50,000	Lear Corp., 5.25%, 1/15/25	50,875

Multimedia - 0.64%
50,000	Time Warner, Inc., 4.75%, 3/29/21	55,911

National Commercial Banks - 0.57%
50,000	Citigroup, Inc., 2.40%, 2/18/20	49,815

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

 The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Oil Company - Exploration & Production - 1.87%
100,000	Southwestern Energy Co., 7.125%, 10/10/17	$ 111,979
50,000	Whiting Petroleum Corp., 6.50%, 10/01/18	50,875
		162,854
Petroleum Refining - 0.59%
50,000	Frontier Oil, 6.875%, 11/15/18	51,562

Printed Circuit Boards - 0.63%
50,000	Jabil Circuit, 5.625%, 12/15/20	54,375

Property & Casualty Insurance - 2.11%
150,000	Zurich Reinsurance Centre Holdings, 7.125%, 10/15/23 (Switzerland)	183,428

Radio Telephone Communications - 1.19%
100,000	T Mobile US, Inc., 6.464%, 04/28/19	103,750

Real Estate - 1.27%
100,000	Aurora Military Housing LLC., 5.35%, 12/15/25	110,090

Retail - Apparel & Accessory Stores - 1.23%
100,000	Hanesbrands, Inc., 6.375%, 12/15/20	106,500

Retail - Auto & Home Supply Stores - 1.30%
100,000	Advanced Auto Parts, Inc., 5.75%, 5/1/20	112,642

Retail - Department Stores - 1.74%
35,000	Dillards, Inc., 7.75%, 7/15/26	39,550
100,000	Dillards, Inc., 7.13%, 8/1/18	112,000
		151,550
Retail - Discretionary - 1.14%
100,000	Staples, Inc., 4.375%, 1/12/23	99,034

Security Broker Dealers - 1.10%
50,000	Morgan Stanley, 3.00%, 8/31/15 **	50,062
50,000	Morgan Stanley, 4.90%, 2/23/17	45,914
		95,976
Services - Business Services - 0.88%
80,000	Ebay, Inc., 2.60%, 7/15/22	76,103

Services - Computer Programming Services - 1.09%
95,000	VeriSign, Inc., 4.625%, 5/1/23	95,000

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

 The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Services - General Medical & Surgical Hospitals, Nec - 1.26%
100,000	HCA Holdings, Inc., 6.25%, 2/15/21	$ 109,250

Services - Prepackaged Software - 0.60%
50,000	Symantec Corp., 4.20%, 9/15/20	52,130

State Commercial Banks - 0.59%
50,000	United Comm BK Blairsvll, GA, 6.00%, 8/13/18 (a)	50,875

Steel Works, Blast Furnaces, Rolling Mills (Coke Ovens) - 0.89%
75,000	Arcelormittal, 3.75%, 3/1/16 (Luxembourg)	76,969

Telephone Communications (No Radio Telephone) - 0.74%
50,000	Indiana Bell Tel Co. Inc., 7.30%, 8/15/26	63,965

Television Broadcasting Stations - 0.75%
54,000	CBS Broadcasting, Inc., 7.125%, 11/1/23	65,289

Wholesale - Drugs Proprietaries & Druggists' Sundries - 0.64%
50,000	Cardinal Health, Inc., 4.625%, 12/15/20	55,217

Wholesale - Electrical Apparatus & Equipment, Wiring Supplies - 0.62%
50,000	Anixter, Inc., 5.625%, 5/1/19	53,500

TOTAL FOR CORPORATE BONDS (Cost $3,985,804) - 45.15%		3,921,951

EXCHANGE TRADED FUNDS - 13.75%
1,400	iShares Barclays 20+ Year Treasury Bond	181,342
2,000	iShares Floating Rate Bond	101,280
1,000	iShares iBoxx $ Investment Grade Corp Bond	121,800
1,200	iShares Intermediate Credit Bond	132,792
3,000	iShares Short Maturity Bond	150,420
1,000	PIMCO Enhanced Short Maturity	101,080
1,000	PIMCO 0-5 Year High Yield Corp Bond Index	102,225
3,000	PowerShares Build America Bond	91,080
6,000	PowerShares Preferred	89,220
1,400	Vanguard Intermediate-Term Corp. Bond Idx ETF	122,654
TOTAL FOR EXCHANGE TRADED FUNDS (Cost $1,132,504) - 13.75%		1,193,893

EXCHANGE TRADED NOTE - 0.91%
2,000	UBS ETRACS Alerian MLP Infrastructure Index	79,020
TOTAL FOR EXCHANGE TRADED NOTE (Cost $90,017) - 0.91%		79,020

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

MUNICIPAL BONDS - 24.82%
25,000	Auburndale, FL Revenue Pub Impt., 4.30%, 12/1/26	$ 25,872
45,000	Blackman Twp., MI Build America Bond, 4.70%, 5/1/19	48,150
25,000	Brier Creek, IN School Bldg. Corp., 6.08%, 7/15/24	27,739
35,000	Caddo County, OK Gov't Bldg., 5.858%, 9/01/25	36,274
50,000	Chicago, IL Build America Bonds - Series B, 4.564%, 12/1/20 (a)	52,172
60,000	City of Akron, OH, 5.50%, 12/01/15	61,708
30,000	Cleveland, OH Income Tax Revenue Build America Bonds, 6.06%, 10/1/26	35,073
50,000	County of Clark, NV, 6.36%, 11/1/24	57,553
40,000	Eastern IL University Build America Bond, 5.45%, 4/1/19	42,359
45,000	Eastern IL University Build America Bond, 5.90%, 4/1/23	47,361
90,000	Erie County, NY Tobacco Asset Corp, 6.00%, 6/1/28	89,584
35,000	Evansville, IN Redevelopment Authority, 6.15%, 2/01/24	40,260
60,000	Evansville, IN Redevelopment BAB, 6.86%, 2/01/29	70,732
25,000	Fresno County, CA Pension, Series A, 4.928%, 8/15/19	25,210
50,000	Georgia Local Government, 4.75%, 6/1/28	53,610
30,000	Hoboken, NJ Services, 5.33%, 2/01/18	31,575
65,000	Hudson County, NJ 6.89%, 3/01/26	76,128
50,000	Illinois St. Build America Bonds, 4.85%, 7/1/15	50,640
93,000	Iowa Tobacco Settlement Authority, 6.50%, 6/1/23	93,004
25,000	Jackson, MS Mun Arpt Auth. Series C, 4.90%, 10/1/21	26,752
45,000	Louisiana State Local Gov't Envt, 5.75%, 9/01/2019	46,121
50,000	Macomb, MI Interceptor Drain Dist Build America Bonds, Series A, 4.95%, 5/1/25	52,882
25,000	Missouri State Health & Educational Fac., 5.80%, 10/01/23	25,797
25,000	Mountain Iron-Buhl, MN Indep Sch Dist, Series A, 6.30%, 2/1/19	28,777
75,000	Nassau County, NY Series F, 6.80%, 10/01/27	87,380
25,000	Oregon State Sch Brds Assn Pension, Series B, 5.45%, 6/30/24	29,213
75,000	Public Finance Authority, WI, 5.75%, 6/1/23	77,121
50,000	Reeves Cnty., TX, 5.00%, 12/1/16	51,232
40,000	Reeves Cnty., TX, 6.375%, 12/21/21	43,328
25,000	Reeves Cnty., TX, 6.75%, 12/01/19	25,450
15,000	Rosemont, IL Ref Bds Series A, 5.375%, 12/1/25	16,620
30,000	Saint Clair County, IL School District No. 189 East St. Louis, 4.00%, 1/1/21	30,014
75,000	State of Illinois, 4.95%, 6/1/23	79,454
50,000	State of Illinois, 5.665%, 3/1/18	54,525
70,000	State of Illinois, 5.877%, 3/1/19	77,557
50,000	State of Illinois, 6.20%, 7/01/21	55,666
110,000	TSACS Inc., NY 4.75%, 6/1/22	110,916
100,000	University of Central Florida, 5.125%, 10/01/20	105,394
35,000	Van Buren MI Public Schools Build America Bonds, 6.43%, 5/1/29	38,466

(a) Categorized as Level 2 of the fair value hierarchy. Refer to Note 3 of the accompanying notes to the financial statements for additional information.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

MUNICIPAL BONDS - (Continued)
15,000	Virginia Commonwealth Build American Bonds, 5.75%, 5/15/28	$ 16,893
75,000	Westfield County IN Option Income Tax Revenue 3.50%, 11/01/16	75,019
35,000	Worcester County, MD 2.50%, 12/01/18	36,346
TOTAL FOR MUNICIPAL BONDS (Cost $2,099,363) - 24.82%		2,155,927

PREFERRED SECURITIES - 5.00%
2,000	Citigroup, Inc., PFD 5.80%, 12/31/49 Series C	49,860
50,000	Edison International, PFD 6.25%, 8/01/49 Series E **	56,000
2,500	First Republic Bank, PFD 6.70%, 12/31/49 Series A	66,125
3,000	PNC Financial Services Group, Inc., 5.375%, 12/31/49 Series Q	74,220
2,500	QWest Corp., 6.125%, 6/1/53	61,600
4,000	US Cellular Corp., PFD 6.95%, 5/15/60	101,720
1,000	Wells Fargo & Co., PFD 5.25%, 12/31/49 Series P	24,360
TOTAL FOR PREFERRED SECURITIES (Cost $418,814) - 5.00%		433,885

REAL ESTATE INVESTMENT TRUSTS - 2.84%
2,500	Digital Realty Trust, PFD 6.625%, Series F	66,050
2,000	Digital Realty Trust, PFD 7.375% Series H	55,240
3,000	Public Storage, PFD 5.20%, 12/31/49 Series W	73,080
2,000	Regency Centers Corp., PFD 6.625%, 12/31/49, Series 6	52,700
TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $235,884) - 2.84%		247,070

STRUCTURED NOTES - 4.67%
50,000	Barclays Bank Plc., 11.00%, 5/14/29 (United Kingdom) **	39,675
75,000	Goldman Sachs Group, Inc., 7.888%, 9/5/28 **	68,250
100,000	Goldman Sachs Group, Inc., 4.97085%, 12/13/28 **	83,810
63,000	Goldman Sachs Group, Inc., 5.75%, 11/29/20 **	62,095
100,000	Morgan Stanley, 3.00%, 8/30/15 **	101,003
50,000	Morgan Stanley, 3.00%, 11/9/19 **	51,000
TOTAL FOR STRUCTURED NOTES (Cost $437,228) - 4.67%		405,833

SHORT TERM INVESTMENT - 2.56%
112,351	Fidelity Institutional Money Market 0.11% ** (Cost $112,351)	112,351

TOTAL INVESTMENTS (Cost $8,511,965) - 99.70%		8,549,930

OTHER ASSETS LESS LIABILITIES - 0.30%		135,809

NET ASSETS - 100.00%		$8,685,739

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

 The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

COMMON STOCKS - 98.45%

Agriculture Chemicals - 1.76%
1,900	Monsanto Co.	$ 228,817

Air Transportation - 3.60%
3,600	Alaska Air Group, Inc.	229,140
5,500	Southwest Airlines Co.	237,820
		466,960
Asset Management - 4.17%
650	Blackrock, Inc.	241,423
4,800	Cognizant Technology Solutions Corp. *	299,928
		541,351
Biological Products (No Diagnostic Substances) - 1.92%
2,400	Gilead Sciences, Inc. *	248,472

Business Services - 2.09%
1,000	Visa, Inc. Class A	271,310

Computer Communications Equipment - 1.73%
1,900	F5 Networks, Inc. *	224,419

Computer Storage Devices - 2.01%
9,000	EMC Corp.	260,460

Drawing & Insulating & Nonferrous Wire - 1.98%
10,500	Corning, Inc.	256,200

Electric Computers - 4.59%
2,450	Apple, Inc.	314,727
8,000	Omnicell, Inc. *	280,400
		595,127
Electromedical & Electrotherapeutic Apparatus - 1.93%
7,000	Natus Medical, Inc. *	250,530

Fire, Marine & Casualty Insurance - 3.66%
4,500	AmTrust Financial Services, Inc.	242,550
3,100	Navigators Group, Inc. *	231,601
		474,151
Life Insurance - 1.96%
5,000	MetLife, Inc.	254,150

* Non-income producing

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Measuring & Controlling Devices - 2.00%
2,000	Thermo Fisher Scientific, Inc.	$ 260,000

Motor Vehicle Parts & Accessories - 6.20%
14,000	Gentex Corp.	246,680
6,381	Gentherm, Inc. *	296,397
2,400	Lear Corp.	261,408
		804,485
Motor Vehicle & Passenger Car Bodies - 1.78%
14,000	Federal Signal Corp.	230,860

Oil & Gas Field Services - 1.49%
4,500	Halliburton Co.	193,230

Personal Credit Institutions - 1.64%
3,500	Discover Financial Services	213,430

Pharmaceutical Preparations - 5.65%
4,400	Mylan, Inc. *	252,230
6,300	Roche Holding, Ltd. ADR *	215,019
1,100	Shire Plc. ADR	266,101
		733,350
Public Building & Related Furniture - 2.01%
4,100	B/E Aerospace, Inc. *	260,514

Radio & TV Broadcasting & Communications - 2.07%
3,700	Qualcomm, Inc.	268,287

Railroad Equipment - 1.90%
4,200	The Greenbrier Companies, Inc.	246,834

Real Estate Agents & Managers (For Others) - 1.99%
1,600	Jones Lang Lasalle, Inc.	258,000

Retail - Drug Stores - 2.09%
3,200	Express Scripts Holding Co.	271,328

Retail - Home Furniture, Furnishings & Equipment Stores - 1.84%
3,200	Bed Bath & Beyond, Inc. *	238,912

* Non-income producing

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Retail - Retail Stores - 4.07%
4,400	Foot Locker, Inc.	$ 247,148
2,000	Ulta Salon, Cosmetics & Fragrance, Inc. *	281,520
		528,668
Security Brokers, Dealers & Flotation Company - 1.76%
1,200	The Goldman Sachs Group, Inc. *	227,748

Semiconductors, Integrated Circuits & Related Services - 3.38%
5,000	Skyworks Solutions, Inc.	438,750

Semiconductors & Related Devices - 4.28%
11,000	Canadian Solar, Inc. *	325,875
3,300	Qorvo, Inc. *	229,020
		554,895
Services - Auto Rental & Leasing (No Drivers) - 1.88%
2,600	Ryder System, Inc.	244,374

Services - Computer Programming - 1.73%
400	Google, Inc. Class A *	225,052

Services - Educational Services - 1.84%
5,200	Grand Canyon Education, Inc. *	238,472

Services - Equipment Rental & Leasing - 3.87%
6,800	Air Lease Corp.	260,032
2,600	United Rentals, Inc. *	241,956
		501,988
Services - Health Services - 2.34%
4,400	ICON Public Limited Co. *	303,644

Special Industry Machinery, Nec - 1.91%
3,000	Lam Research Corp.	247,380

Textile - Apparel Clothing - 2.26%
2,300	Hanesbrands, Inc.	293,342

Transportation Services - 1.82%
3,800	GATX Corp.	236,550

Trucking (No Local) - 1.92%
9,507	Celadon Group, Inc.	249,559

* Non-income producing

 The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Shares/Principal		Value

Wholesale - Electronic Parts & Equipment, NEC - 1.81%
3,800	Arrow Electronics, Inc. *	$ 235,448

Wholesale - Motor Vehicles & Motor Vehicles Parts & Supplies - 1.52%
8,000	LKQ Corp. *	196,600

TOTAL FOR COMMON STOCKS (Cost $10,111,124) - 98.45%		12,773,647

SHORT-TERM INVESTMENT - 1.23%
159,187	Fidelity Institutional Money Market Portfolio 0.11%** (Cost $159,187)	159,187

TOTAL INVESTMENTS (Cost $10,270,311) - 99.68%		12,932,834

OTHER ASSETS LESS LIABILITIES - 0.32%		41,492

NET ASSETS - 100.00%		$ 12,974,326

* Non-income producing

** Variable rate security; the coupon rate shown represents the yield at February 28, 2015.

 The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

STATEMENT OF ASSETS & LIABILITIES

FEBRUARY 28, 2015 (UNAUDITED)

Assets:	Balanced Fund	Income Fund	Stock Fund
Investments in Securities, at Value (Cost $19,640,994,	$25,012,175	$ 8,549,930	$12,932,834
$8,511,965, and $10,270,311, respectively)
Cash	144,836	41,155	24,100
Receivables:
Receivables from Advisor	-	320	-
Shareholder Subscriptions	16,126	12,454	15,531
Interest	56,919	85,243	18
Dividend	33,763	2,729	8,906
Prepaid Expenses	27,106	10,091	18,871
Total Assets	25,290,925	8,701,922	13,000,260
Liabilities:
Payables:
Investments Purchased	-	-	-
Due to Advisor	4,391	-	2,627
Due to Administrator	9,811	3,400	5,019
Due to Trustees	601	287	314
Accrued Expenses	26,571	12,496	17,974
Total Liabilities	41,374	16,183	25,934
Net Assets	$25,249,551	$ 8,685,739	$12,974,326

Net Assets Consist of:
Paid In Capital	$20,917,436	$ 8,843,526	$10,156,847
Undistributed Net Investment Income (Loss)	(17,490)	1,918	(55,681)
Accumulated Net Realized Gain (Loss) on Investments	(1,021,576)	(197,670)	210,637
Net Unrealized Appreciation in Value of Investments	5,371,181	37,965	2,662,523
Net Assets (unlimited shares authorized; 2,112,096, 437,558, and 302,334 shares outstanding, respectively)	$25,249,551	$ 8,685,739	$12,974,326

Net Asset Value and Offering Price Per Share	$ 11.95	$ 19.85	$ 42.91

Redemption Price Per Share ($11.95 x 0.995),
($19.85 x 0.99), & ($42.91 x 0.99), respectively *	$ 11.89	$ 19.65	$ 42.48

*The Balanced Fund will deduct a 0.50% redemption fee from redemption proceeds if purchased and redeemed within 30 days. The Income and Stock Funds will deduct a 1.00% redemption fee from redemption proceeds if purchased and redeemed within 90 days.

The accompanying notes are an integral part of these financial statements.

ARCHER  FUNDS

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED FEBRUARY 28, 2015 (UNAUDITED)

Investment Income:	Balanced Fund	Income Fund	Stock Fund
Dividends (net of foreign withholding taxes of $0, $0, and $436, respectively)	$ 182,528	$ 41,685	$ 48,121
Interest	152,910	133,723	105
Total Investment Income	335,438	175,408	48,226

Expenses:
Advisory Fees (a)	83,389	20,318	44,498
Transfer Agent	14,983	11,491	15,219
Administrative (a)	55,593	20,318	29,666
Registration	17,384	6,267	6,398
Legal	8,304	3,223	4,373
Audit	6,346	3,272	5,544
Custody	3,030	1,768	3,868
Trustee	1,796	805	1,192
Miscellaneous	3,575	3,102	2,123
Insurance	559	203	191
Printing and Mailing	1,204	510	710
Total Expenses	196,163	71,277	113,782
Fees Waived and Reimbursed by the Advisor (a)	(62,741)	(22,514)	(27,751)
Net Expenses	133,422	48,763	86,031

Net Investment Income (Loss)	202,016	126,645	(37,805)

Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on Investments	143,636	(7,848)	257,685
Capital Gain Distributions from Portfolio Companies	-	-	-
Net Change in Unrealized Appreciation (Depreciation) on Investments	1,296,596	(82,394)	466,683
Net Realized and Unrealized Gain (Loss) on Investments	1,440,232	(90,242)	724,368

Net Increase in Net Assets Resulting from Operations	$1,642,248	$ 36,403	$ 686,563

(a) See Note 5 in the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	2/28/2015	8/31/2014
Increase in Net Assets From Operations:
Net Investment Income	$ 202,016	$ 276,313
Net Realized Gain on Investments	143,636	394,922
Capital Gain Distributions from Portfolio Companies	-	5,474
Net Change in Unrealized Appreciation on Investments	1,296,596	2,861,198
Net Increase in Net Assets Resulting from Operations	1,642,248	3,537,907

Distributions to Shareholders:
Net Investment Income	(189,808)	(435,893)
Total Distributions	(189,808)	(435,893)

Capital Share Transactions:
Proceeds from Sale of Shares	4,921,828	3,421,898
Shares Issued on Reinvestment of Dividends	183,877	422,607
Early Redemption Fees *	155	212
Cost of Shares Redeemed	(2,060,224)	(2,586,022)
Net Increase from Capital Share Transactions	3,045,636	1,258,695

Net Assets:
Net Increase in Net Assets	4,498,076	4,360,709
Beginning of Period	20,751,475	16,390,766
End of Period (Including Accumulated Undistributed Net
Investment Loss of $(17,490) and $(29,698) respectively)	$25,249,551	$20,751,475

Share Transactions:
Shares Sold	427,288	323,253
Shares Issued on Reinvestment of Dividends	16,266	40,452
Shares Redeemed	(178,588)	(246,156)
Net Increase in Shares	264,966	117,549
Outstanding at Beginning of Period	1,847,129	1,729,580
Outstanding at End of Period	2,112,095	1,847,129

* The Fund charges a 0.50% redemption fee on shares redeemed within 30 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	2/28/2015	8/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Income	$ 126,645	$ 225,094
Net Realized Loss on Investments	(7,848)	(26,006)
Capital Gain Distributions from Portfolio Companies	-	1,329
Net Change in Unrealized Appreciation (Depreciation) on Investments	(82,394)	311,090
Net Increase in Net Assets Resulting from Operations	36,403	511,507

Distributions to Shareholders:
Net Investment Income	(123,527)	(257,765)
Realized Gains	-	-
Total Distributions	(123,527)	(257,765)

Capital Share Transactions:
Proceeds from Sale of Shares	1,366,500	2,001,784
Shares Issued on Reinvestment of Dividends	117,935	249,253
Early Redemption Fees *	257	126
Cost of Shares Redeemed	(577,943)	(993,177)
Net Increase from Capital Share Transactions	906,749	1,257,986

Net Assets:
Net Increase in Net Assets	819,625	1,511,728
Beginning of Period	7,866,114	6,354,386
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $1,918 and $(1,200), respectively)	$ 8,685,739	$ 7,866,114

Share Transactions:
Shares Sold	68,917	101,091
Shares Issued on Reinvestment of Dividends	5,958	12,689
Shares Redeemed	(29,185)	(50,510)
Net Increase in Shares	45,690	63,270
Outstanding at Beginning of Period	391,868	328,598
Outstanding at End of Period	437,558	391,868

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	Six Months	Year
	Ended	Ended
	2/28/2015	8/31/2014
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (37,805)	$ (32,985)
Net Realized Gain on Investments	257,685	845,808
Capital Gain Distributions from Portfolio Companies	-	42
Net Change in Unrealized Appreciation on Investments	466,683	1,382,133
Net Increase in Net Assets Resulting from Operations	686,563	2,194,998

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	(607,862)	(282,445)
Total Distributions	(607,862)	(282,445)

Capital Share Transactions:
Proceeds from Sale of Shares	1,291,580	3,000,795
Shares Issued on Reinvestment of Dividends	562,834	272,884
Early Redemption Fees *	51	55
Cost of Shares Redeemed	(485,039)	(902,861)
Net Increase from Capital Share Transactions	1,369,426	2,370,873

Net Assets:
Net Increase in Net Assets	1,448,127	4,283,426
Beginning of Period	11,526,199	7,242,773
End of Period (Including Accumulated Undistributed Net
Investment Income (Loss) of $(55,681) and $(17,876), respectively)	$12,974,326	$11,526,199

Share Transactions:
Shares Sold	30,734	74,417
Shares Issued on Reinvestment of Dividends	13,691	7,035
Shares Redeemed	(11,580)	(22,576)
Net Increase in Shares	32,845	58,876
Outstanding at Beginning of Period	269,489	210,613
Outstanding at End of Period	302,334	269,489

* The Fund charges a 1.00% redemption fee on shares redeemed within 90 calendar days of purchase.

The accompanying notes are an integral part of these financial statements.

ARCHER BALANCED FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2015	Years Ended
		8/31/ 2014	8/31/ 2013	8/31/ 2012	8/31/ 2011	8/31/ 2010

Net Asset Value, at Beginning of Period	$ 11.23	$ 9.48	$ 9.04	$ 8.68	$ 8.24	$ 8.09

Income From Investment Operations:
Net Investment Income *	0.10	0.16	0.20	0.24	0.19	0.16
Net Gain on Securities (Realized and Unrealized)	0.72	1.84	0.49	0.33	0.43	0.19
Total from Investment Operations	0.82	2.00	0.69	0.57	0.62	0.35

Distributions:
Net Investment Income	(0.10)	(0.25)	(0.25)	(0.21)	(0.18)	(0.20)
Realized Gains	0.00	0.00	0.00	0.00	0.00	0.00
Total from Distributions	(0.10)	(0.25)	(0.25)	(0.21)	(0.18)	(0.20)

Proceeds from Redemption Fees **	-	-	-	-	-	-

Net Asset Value, at End of Period	$ 11.95	$ 11.23	$ 9.48	$ 9.04	$ 8.68	$ 8.24

Total Return ***	7.35% (a)	21.34%	7.85%	6.76%	7.54%	4.23%

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 25,250	$20,751	$16,391	$15,433	$13,949	$ 14,021
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.76% (b)	1.91%	2.07%	2.16%	2.00%	2.01%
Ratio of Net Investment Income to Average Net Assets	1.25% (b)	0.79%	1.31%	1.83%	1.30%	1.06%
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20% (b)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income to Average Net Assets	1.81% (b)	1.50%	2.18%	2.79%	2.10%	1.87%
Portfolio Turnover	11.64% (a)	35.18%	77.01%	76.14%	69.95%	77.73%

(a) Not Annualized

(b) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ARCHER INCOME FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2015	Years Ended			Period Ended (a) 8/31/2011
		8/31/ 2014	8/31/ 2013	8/31/ 2012

Net Asset Value, at Beginning of Period	$ 20.07	$ 19.34	$ 20.58	$ 20.77	$ 20.00

Income (Loss) From Investment Operations:
Net Investment Income *	0.31	0.65	0.66	1.03	0.73
Net Gain (Loss) on Securities (Realized and Unrealized)	(0.23)	0.83	(1.29)	0.20	0.04
Total from Investment Operations	0.08	1.48	(0.63)	1.23	0.77

Distributions:
Net Investment Income	(0.30)	(0.75)	(0.61)	(1.39)	-
Realized Gains	-	-	-	(0.03)	-
Total from Distributions	(0.30)	(0.75)	(0.61)	(1.42)	-

Proceeds from Redemption Fees **	-	-	-	-	-

Net Asset Value, at End of Period	$ 19.85	$ 20.07	$ 19.34	$ 20.58	$ 20.77

Total Return ***	0.40% (b)	7.79%	(3.15)%	6.26%	3.85% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 8,686	$ 7,866	$ 6,354	$ 4,781	$ 2,619
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.75% (c)	1.83%	1.96%	2.57%	4.21% (c)
Ratio of Net Investment Income to Average Net Assets	2.56% (c)	2.67%	2.49%	3.67%	4.43% (c)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.20% (c)	1.20%	1.20%	1.20%	1.20% (c)
Ratio of Net Investment Income to Average Net Assets	3.11% (c)	3.30%	3.25%	5.04%	7.44% (c)
Portfolio Turnover	6.97% (b)	15.45%	18.32%	24.29%	11.01% (b)

(a) The Fund commenced investment operations on March 11, 2011.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ARCHER STOCK FUND

FINANCIAL HIGHLIGHTS

SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

	(Unaudited) Six Months Ended 2/28/2015	Year Ended			Period Ended (a) 8/31/2011
		8/31/ 2014	8/31/ 2013	8/31/ 2012

Net Asset Value, at Beginning of Period	$ 42.77	$ 34.39	$ 29.47	$ 27.57	$ 30.00

Income (Loss) From Investment Operations:
Net Investment Loss *	(0.13)	(0.14)	(0.01)	(0.07)	(0.03)
Net Gain (Loss) on Securities (Realized and Unrealized)	2.40	9.82	4.93	1.97	(2.40)
Total from Investment Operations	2.27	9.68	4.92	1.90	(2.43)

Distributions:
Net Investment Income	-	-	-	-	-
Realized Gains	(2.13)	(1.30)	-	-	-
Total from Distributions	(2.13)	(1.30)	-	-	-

Proceeds from Redemption Fees **	-	-	-	-	-

Net Asset Value, at End of Period	$ 42.91	$ 42.77	$ 34.39	$ 29.47	$ 27.57

Total Return ***	5.52% (b)	28.53%	16.69%	6.89%	(8.10)% (b)

Ratios/Supplemental Data:
Net Assets at End of Period (Thousands)	$ 12,974	$11,526	$ 7,243	$ 4,918	$ 2,901
Before Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.92% (c)	2.00%	2.22%	2.78%	3.99% (c)
Ratio of Net Investment Loss to Average Net Assets	(1.10)% (c)	(0.90)%	(0.82)%	(1.59)%	(2.78)% (c)
After Waivers and Reimbursements
Ratio of Expenses to Average Net Assets	1.45% (c)	1.45%	1.45%	1.45%	1.45% (c)
Ratio of Net Investment Loss to Average Net Assets	(0.64)% (c)	(0.35)%	(0.05)%	(0.26)%	(0.24)% (c)
Portfolio Turnover	44.74% (b)	67.68%	195.28%	399.91%	163.69% (b)

(a) The Fund commenced investment operations on March 11, 2011.

(b) Not Annualized

(c) Annualized

* Per share net investment income (loss) has been determined on the basis of average shares outstanding during the period.

** Amount less than $0.005 per share.

*** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends.

The accompanying notes are an integral part of these financial statements.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 28, 2015 (UNAUDITED)

NOTE 1. ORGANIZATION

The Archer Investment Series Trust, an Ohio business trust (the “Trust”), is an open-end, diversified, investment management company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 7, 2009 (the “Trust Agreement”).  The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series.  The Trust currently consists of three funds: The Archer Balanced Fund (the “Balanced Fund”), the Archer Income Fund (the “Income Fund”), and the Archer Stock Fund (the “Stock Fund”).   The investment objective of the Balanced Fund is total return.  Total return is comprised of both income and capital appreciation. The Balanced Fund commenced operations on June 11, 2010.  Prior to June 11, 2010, the Balanced Fund operated as a series of the Unified Series Trust, an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 17, 2002.  The Balanced Fund originally commenced investment operations on September 27, 2005.

The Income Fund and the Stock Fund each commenced investment operations on March 11, 2011. The investment objective of the Income Fund is income while secondarily striving for capital appreciation.  The investment objective of the Stock Fund is capital appreciation.  The investment advisor to the Funds is Archer Investment Corporation, Inc. (the “Advisor”).  See Note 5 for additional information regarding the Advisor.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities Valuation – All investments in securities are recorded at their estimated fair value as described in Note 3.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. The Funds intend to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of their taxable income. The Funds also intend to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

In addition, GAAP requires management of the Funds to analyze all open tax years, fiscal years 2012-2014 for the Balanced, Income and Stock Funds, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities.  As of and during the six months ended February 28, 2015, the Funds did not have a liability for any unrecognized tax benefits.  The Funds have no examination in progress and are not aware of any tax positions for which it is reasonably possible that the

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Security Transactions and Related Income - The Funds follow industry practice and record security transactions on the trade date.  Realized gains and losses are computed using the specific cost of the security.  Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.  Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Funds intend to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. The Funds intend to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expenses or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes.  Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds.

Redemption Fee - To discourage short-term trades by investors, the Balanced Fund will impose a redemption fee of 0.50% of the total redemption amount (calculated at market value) if shares are redeemed within thirty calendar days of purchase. The Income and Stock Funds will each impose a redemption fee of 1.00% of the total redemption amount (calculated at market value) if shares are redeemed within ninety calendar days of purchase. For the six months ended February 28, 2015, the Balanced Fund, Income Fund, and Stock Fund collected $155, $257, and $51 in redemption fees, respectively.

Options - The Balanced and Income Funds may sell covered call options as part of their investment programs to obtain market exposure or to manage risk or hedge against adverse market conditions. When a fund writes an option, an amount equal to the premium received by the fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the fund has realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the fund.  The fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. See Note 4 for additional information on options transactions.

Expenses – Expenses incurred by the Trust that do no relate to a specific Fund of the Trust are allocated to the individual Funds based on each Fund’s relative net assets or other appropriate basis as determined by the Board.

Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

NOTE 3. SECURITIES VALUATION

Processes and Structure

The Funds’ Board of Trustees has adopted guidelines for valuing securities including in circumstances in which market quotes are not readily available and has delegated to the Adviser the responsibility for determining fair value prices, subject to review by the Board of Trustees.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of an issue of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Good faith pricing is permitted if, in the Advisor’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Funds’ NAV calculation that may affect a

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

security’s value, or the Advisor is aware of any other data that calls into question the reliability of market quotations.  Good faith pricing may also be used in instances when the bonds the Funds invest in may default or otherwise cease to have market quotations readily available.

Hierarchy of Fair Value Inputs

The Funds utilize various methods to measure the fair value of most of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. The three levels of inputs are as follows:

•

Level 1. Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

•

Level 2. Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•

Level 3. Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair Value Measurements

A description of the valuation techniques applied to each Fund’s major categories of assets and liabilities measured at fair value on a recurring basis follows:

Equity securities (common and preferred stock, mutual funds, exchange traded fund, real estate investment trusts and senior note ). Securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds, and the movement of the certain indexes of securities based on a statistical analysis of the historical relationship and that are categorized in level 2. Preferred stock and other equities traded on inactive markets or valued by reference to similar instruments are also categorized in level 2.

Fixed income securities (corporate bonds, structured notes and municipal bonds). The fair value of fixed income securities is estimated using various techniques, which may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (when observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. Although most fixed income securities are categorized in level 2 of the fair value hierarchy, in instances when lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

The following table summarizes the inputs used to value Balanced Fund’s assets and liabilities measured at fair value as of February 28, 2015:

BALANCED FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 16,940,145	$ -	$ -	$16,940,145
Corporate Bonds	-	3,690,123	-	3,690,123
Exchange Traded Funds	1,207,885	-	-	1,207,885
Exchange Traded Note	294,360	-	-	294,360
Municipal Bonds	-	1,479,337	-	1,479,337
Real Estate Investment Trusts	620,910	-	-	620,910
Preferred Securities	275,220	-	-	275,220
Structured Notes	-	313,269	-	313,269
Short-Term Investment	190,926	-	-	190,926
	$ 19,529,446	$ 5,482,729	$ -	$25,012,175

The following table summarizes the inputs used to value Income Fund’s assets and liabilities measured at fair value as of February 28, 2015:

INCOME FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Corporate Bonds	$ -	$ 3,921,951	$ -	$ 3,921,951
Exchange Traded Funds	1,193,893	-	-	1,193,893
Exchange Traded Note	79,020	-	-	79,020
Municipal Bonds	-	2,155,927	-	2,155,927
Preferred Securities	433,885	-	-	433,885
Real Estate Investment Trusts	247,070	-	-	247,070
Structured Notes	-	405,833	-	405,833
Short-Term Investment	112,351	-	-	112,351
	$ 2,066,219	$ 6,483,711	$ -	$ 8,549,930

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

The following table summarizes the inputs used to value Stock Fund’s assets and liabilities measured at fair value as of February 28, 2015:

STOCK FUND	Financial Instruments—Assets

Categories	Level 1	Level 2	Level 3	Fair Value
Common Stocks	$ 12,773,647	$ -	$ -	$ 12,773,647
Short-Term Investment	159,187	-	-	159,187
	$ 12,932,834	$ -	$ -	$ 12,932,834

There were no significant transfers into or out of Level 3 during the period. It is the Funds’ policy to recognize transfers into and out of Level 1, Level 2, and Level 3 at the end of the reporting period.  The Balanced Fund and Income Fund moved investments into Level 2, from Level 1, after further consideration about how the investments are priced in the market.  No changes have been made on how the investments are being priced.  The Funds did not hold any derivative instruments at any time during the six months ended February 28, 2015.

NOTE 4. DERIVATIVE TRANSACTIONS

As of February 28, 2015, there were no options outstanding in any Fund. The Funds did not have any options transactions during the six months ended February 28, 2015.

The location on the Statement of Assets and Liabilities of the Balanced and Income Funds’ derivative positions, which are not accounted for as hedging instruments under GAAP, is as follows:

Asset Derivatives

Investment in Securities, at Value

Schedule of Investments - Structured Notes

Balanced Fund

    $ 313,269

Income Fund

    $ 405,833

NOTE 5. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Advisor, under the terms of the management agreement (the “Agreement”), manages the Funds’ investments.  As compensation for its management services, each Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 0.75% for the Balanced Fund, 0.50% for the Income Fund, and 0.75% for the Stock Fund of each Fund’s average daily net assets.  For the six months ended February 28, 2015, the Advisor earned fees of $83,389 for the Balanced Fund, $20,318 for the Income Fund, and $44,498 for the Stock Fund, before the waivers and reimbursements described below.

The Advisor also performs administrative duties for the Funds, in which the Advisor receives administrative fees. Administrative fees are paid according to the following schedule for each of the Funds: 0.50% on average net assets under $50 million, 0.07% on

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

assets from $50 million up to $100 million, 0.05% on average net assets over $100 million up to $150 million, and 0.03% on assets over $150 million. The minimum monthly fee is $2,500. During the six months ended February 28, 2015, the Advisor earned administrative fees of $55,593 for the Balanced Fund, $20,318 for the Income Fund, and $29,666 for the Stock Fund.

Archer Balanced Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Balanced Fund invests) do not exceed 1.20% of the Balanced Fund’s average daily net assets. For the six months ended February 28, 2015, the Advisor waived fees and/or reimbursed expenses of $62,741.  Each waiver or reimbursement by the Advisor is subject to repayment by the Balanced Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Balanced Fund is able to make the repayment without exceeding the 1.20% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2017 totaled $405,411.

The amounts subject to repayment by the Balanced Fund, pursuant to the aforementioned conditions, at August 31, 2014 were as follows:

Subject to Repayment
Amount	by August 31,
$139,404	2015
$135,604	2016
$130,403	2017

The Balanced Fund owed the Advisor $4,391 at February 28, 2015.

Archer Income Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Income Fund invests) do not exceed 1.20% of the Income Fund’s average daily net assets. For the six months ended February 28, 2015, the Advisor waived fees and/or reimbursed expenses of $22,514.  Each waiver or reimbursement by the Advisor is subject to repayment by the Income Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Income Fund is able to make the repayment without exceeding the 1.20% expense limitation.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2017 totaled $137,034.

The amounts subject to repayment by the Income Fund, pursuant to the aforementioned conditions, at August 31, 2014 were as follows:

Subject to Repayment
Amount	by August 31,
$ 50,757	2015
$ 43,219	2016
$ 43,058	2017

The Advisor owed the Income Fund $320 at February 28, 2015.

Archer Stock Fund

The Advisor has contractually agreed to waive its management fee and/or reimburse expenses through December 31, 2016 so that total annual operating expenses, excluding brokerage fees and commissions, 12b-1 fees, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, and any indirect expenses (such as expenses incurred by other investment companies in which the Stock Fund invests) do not exceed 1.45% of the Stock Fund’s average daily net assets. For the six months ended February 28, 2015, the Advisor waived fees and/or reimbursed expenses of $27,751.  Each waiver or reimbursement by the Advisor is subject to repayment by the Stock Fund within the three fiscal years following the fiscal year in which the particular waiver or reimbursement occurred, provided that the Stock Fund is able to make the repayment without exceeding the 1.45% expense limitation.  Advisory fees waived and/or reimbursed expenses that may be subject to potential recoupment by the Advisor through August 31, 2017 totaled $151,526.

The amounts subject to repayment by the Stock Fund, pursuant to the aforementioned conditions, at August 31, 2014 were as follows:

Subject to Repayment
Amount	by August 31,
$ 54,406	2015
$ 45,980	2016
$ 51,140	2017

The Stock Fund owed the Advisor $2,627 at February 28, 2015 for Advisory fees.

Distribution Plan

The Funds have adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that each Fund will pay its Advisor and/or any registered

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

securities dealer, financial institution or any other person (a “Recipient”) a shareholder servicing fee aggregating  0.25% of the average daily net assets of each Fund in connection with the promotion and distribution of Fund shares or the provision of personal services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts.  The Fund and/or its Advisor may pay all or a portion of these fees to any Recipient who renders assistance in distributing or promoting the sale of shares, or who provides certain shareholder services, pursuant to a written agreement. The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 expenses actually incurred. The Plan is not currently activated and the plan will not be activated through December 31, 2016 for the Balanced, Income, and Stock Funds.

NOTE 6.  INVESTMENTS

Archer Balanced Fund

For the six months ended February 28, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $6,184,803 and $2,462,792, respectively.

Archer Income Fund

For the six months ended February 28, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $1,741,615 and $535,671, respectively.

Archer Stock Fund

For the six months ended February 28, 2015, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations were $6,002,409 and $5,303,387, respectively.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940 as amended. As of February 28, 2015, First Clearing, LLC., for the benefit of it’s customers owned, in aggregate, approximately 60.21% of the voting securities of the Balanced Fund, approximately 75.01% of the voting securities of the Income Fund, and approximately 79.20% of the voting securities of the Stock Fund and may be deemed to control each of the respective Funds.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

NOTE 8. TAX MATTERS

The Funds tax basis capital gains and losses are determined only at the end of each fiscal year.  For tax purposes, at August 31, 2014, the following represents the tax basis components of distributable earnings and capital gains and losses:

	Balanced	Income	Stock
	Fund	Fund	Fund

Undistributed ordinary income (loss)	$ (29,699)	$ (1,190)	$ (975)

Undistributed capital gains/losses	$ -	$ (489)	$ 570,596

Post-October capital loss deferrals
Realized between 11/1/13-8/31/14 *	$ -	$ 26,351	$ -
Post-December ordinary losses	$ -	$ -	$ 17,876

Capital loss carryforwards (a)
Expiring 8/31/17	$ (116,274)	$ -	$ -
8/31/18	(1,046,650)	-	-
No Expiration - Short-Term	-	(132,025)	-
No Expiration - Long-Term	-	(30,966)	-
	$(1,162,924)	$ (162,991)	-

Under current tax law, net capital losses realized after October 31st and net ordinary losses incurred after December 31st may be deferred and treated as occurring on the first day of the following fiscal year.  Each Fund’s capital loss carryforward losses, post-October losses and post-December losses are determined only at the end of each fiscal year.

As of February 28, 2015 for U.S. Federal income tax purposes, the cost of securities owned, unrealized appreciation (depreciation) of investments for the Funds was as follows:

	Balanced	Income	Stock
	Fund	Fund	Fund

Gross unrealized appreciation on investment securities	$ 5,464,654	$ 232,319	$ 2,715,737
Gross unrealized depreciation on investment securities	(93,473)	(194,354)	(53,214)
Net unrealized appreciation	$ 5,371,181	$ 37,965	$ 2,662,523

Tax cost of investments (including short-term investments)**	$19,640,994	$ 8,511,965	$ 10,270,311

* These deferrals are considered incurred in the subsequent tax year.

** The difference between the book cost and tax cost of investments represents disallowed wash sales for tax purposes.

(a) The capital loss carryforward will be used to offset any capital gains realized by the Fund in future years through the expiration date. The Fund will not make distributions from capital gains while a capital loss carryforward remains.

ARCHER FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss.  Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year-end is distributed in the following year.

The Regulated Investment Company Modernization Act of 2010 generally allows capital losses incurred in a taxable year beginning after December 22, 2010 (post-enactment year) to be carried forward for an unlimited period to the extent not utilized.  However, any capital loss carry-forward generated in a post-enactment year must be carried forward to offset subsequent year net capital gains before any capital loss carry-forward from a pre-enactment year can be used.  This may increase the risk that a capital loss generated in a pre-enactment year will expire unutilized.

The Balanced, Income and Stock Funds paid the following distributions for the six months ended February 28, 2015 and year ended August 31, 2014:

	Period Ended	$ Amount	Tax Character
Balanced Fund	02/28/15	$ 189,808	Ordinary Income
Balanced Fund	08/31/14	$ 435,893	Ordinary Income

Income Fund	02/28/15	$ 123,527	Ordinary Income
Income Fund	08/31/14	$ 257,765	Ordinary Income

Stock Fund	02/28/15	$ 32,380	Short term capital gain
		$ 575,482	Long term capital gain
Stock Fund	08/31/14	$ 272,350	Short term capital gain
		$ 10,095	Long term capital gain

NOTE 9. NEW ACCOUNTING PRONOUNCEMENT

In June 2013, the FASB issued ASU 2013-08, Financial Services Investment Companies, which updates the scope, measurement, and disclosure requirements for U.S. GAAP including identifying characteristics of an investment company, measurement of ownership in other investment companies and requires additional disclosures regarding investment company status and following guidance in Topic 946 of the FASB Accounting Standards Codification (FASC).  The ASU is effective for interim and annual reporting periods that begin after December 15, 2013.  Management is currently evaluating the impact that these pronouncements may have on the Fund’s financial statements.

ARCHER FUNDS

EXPENSE ILLUSTRATION

FEBRUARY 28, 2015 (UNAUDITED)

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs (such as short-term redemption fees); and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period - September 1, 2014 through February 28, 2015.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not such Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ARCHER FUNDS

EXPENSE ILLUSTRATION (CONTINUED)

FEBRUARY 28, 2015 (UNAUDITED)

Balanced Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,073.55	$6.17
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Balanced Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Income Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,004.03	$5.96
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,018.84	$6.01

* Expenses are equal to the Income Fund's annualized expense ratio of 1.20%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Stock Fund
	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2014	February 28, 2015	September 1, 2014 to February 28, 2015

Actual	$1,000.00	$1,055.25	$7.39
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,017.60	$7.25

* Expenses are equal to the Stock Fund's annualized expense ratio of 1.45%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

ARCHER FUNDS

TRUSTEES AND OFFICERS

FEBRUARY 28, 2015 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires or is removed.

The following tables provide information regarding the Trustees and Officers.

Independent Trustees

Name, Address*, (Age), Position with Trust**, Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
David Miller (67) Independent Trustee, January 2010 to present	General Securities Corp. – President; 1982-Present
Donald G. Orzeske, J. D. (59) Independent Trustee, January 2010 to present	Goodin, Orzeske & Blackwell, P.C. - Attorney at Law – Shareholder - 2000-Present

*    The address for each trustee is: 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

Interested Trustees & Officers

Name, Address*, (Age), Position with Trust,** Term of Position with Trust	Principal Occupation During Past 5 Years and Other Directorships
Troy Patton (47) Trustee & President, December 2009 to present	Frontier CPA Group – Managing Partner. 1996-2004 Archer Investment Corporation, Inc. – President. July 2005 – Present Patton and Associates, LLC – Managing Partner. January 2005 – Present
Gregory Getts, (57) Treasurer, December 2009 to present	Mutual Shareholders Services, LLC – Principal Owner. January 1999 – present.
C. Richard Ropka, Esq. (51) Secretary, December 2009 to present	Attorney - Law Office of C. Richard Ropka, LLC May 1, 2008 – present, Attorney - Rabil, Ropka, Kingett and Stewart, LLC January 1, 2004 – May 1, 2008
Sara Mahon (34) Chief Compliance Officer, December 2009 to present

Executive Assistant/Compliance, Archer Financial Advisors, Inc.,  2006 – present, Executive Assistant/Compliance,  Archer Balanced Fund (NASDAQ: ARCHX), 2006 – present; Executive Assistant, Frontier Investment Advisors/Fiducial, 2001 – 2006.

*   The address for each trustee and officer of the Trust is 9000 Keystone Crossing, Suite 630, Indianapolis, IN 46240

** The Trust currently consists of 3 Funds.

ARCHER FUNDS

ADDITIONAL INFORMATION

FEBRUARY 28, 2015 (UNAUDITED)

Information Regarding Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at (800)238-7701 and (2) from Fund documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

Information Regarding Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q.  The Fund’s first and third fiscal quarters end on November 30 and May 31. The Fund’s Form N-Q’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-800-238-7701.

Information Regarding Statement of Additional Information

The Statement of Additional Information includes additional information about the Directors and is available without charge upon request, by calling toll free at 1-800-238-7701.

This Page Was Left Blank Intentionally

This Page Was Left Blank Intentionally

INVESTMENT ADVISOR

Archer Investment Corporation, Inc.

9000 Keystone Crossing, Suite 630

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Sanville & Company

1514 Old York Road

Abington, PA 19001

LEGAL COUNSEL

Law Office of C. Richard Ropka, LLC

215 Fries Mill Road

Turnersville, NJ 08012

CUSTODIAN

Huntington National Bank

41 South Street

Columbus, OH 43125

TRANSFER AGENT AND FUND ACCOUNTANT

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, OH 44147

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics  Not applicable.

Item 3. Audit Committee Financial Expert  Not applicable.

Item 4. Principal Accountant Fees and Services  Not applicable.

Item 5. Audit Committee of Listed Companies.   Not applicable.

Item 6. Schedule of Investments. Included in Report to Shareholders.

Item 7. Disclosure of Closed End fund Proxy Voting Policies/Procedures. Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9. Purchases of Equity Securities by Closed End Funds. Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 11.  Controls and Procedures.

(a)

Disclosure Controls & Procedures.  Principal executive and financial officers have concluded that Registrant’s disclosure controls & procedures are effective based on their evaluation as of a date within 90 days of the filing date of this report.

(b)

Internal Controls.  There were no significant changes in Registrant’s internal controls of in other factors that could significantly effect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not Applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Archer Investment Series Trust

By: /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date: May 8, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Troy C. Patton

   * Troy C. Patton

     President and Trustee

Date: May 8, 2015